Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income	$ 300,232	$ 253,922	$ 167,319
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	21,651	7,955	45,379
Specific reserve, other real estate owned	1,627	2,655	1,539
Depreciation of bank premises and equipment	21,821	25,028	28,318
(Gain) loss on sale of bank premises and equipment	(3,110)	601	(40)
Gain on sale of other real estate owned	(2,096)	(170)	(892)
Accretion of investment securities discounts	(1,785)	(702)	(500)
Amortization of investment securities premiums	13,907	36,380	39,039
Investment securities transactions, net		16	5
Unrealized loss (gain) on equity securities with readily determinable fair values	721	123	(107)
Proceeds from settlements of claims		2,870
Stock based compensation expense	449	506	743
Earnings from affiliates and other investments	(15,894)	(68,034)	74
Deferred income taxes	10,619	3,542	(3,122)
(Increase) decrease in accrued interest receivable	(15,194)	7,288	(1,261)
Decrease in other assets	12,975	25,220	42,571
Increase (decrease) in other liabilities	42,018	(5,519)	(13,932)
Net cash provided by operating activities	387,941	291,681	305,133
Investing activities:
Proceeds from maturities of securities	2,200	1,200	1,075
Proceeds from sales and calls of available for sale securities	800	5,890	42,350
Purchases of available for sale securities	(1,455,249)	(2,856,135)	(1,819,814)
Principal collected on mortgage-backed securities	756,092	1,612,679	2,058,626
Net (increase) decrease in loans	(228,340)	309,575	(647,213)
Purchases of other investments	(79,669)	(61,783)	(44,447)
Distributions from other investments	8,886	63,356	64,860
Purchases of bank premises and equipment	(19,213)	(10,390)	(6,725)
Proceeds from sales of bank premises and equipment	13,496	11,446	904
Proceeds from sales of other real estate owned	8,969	8,273	6,679
Net cash used in investing activities	(992,028)	(915,889)	(343,705)
Financing activities:
Net increase in non-interest-bearing demand deposits	7,529	1,122,712	1,169,909
Net increase in savings and interest-bearing demand deposits	155,220	738,043	584,676
Net (decrease) increase in time deposits	(120,619)	35,262	141,241
Net (decrease) increase in securities sold under repurchase agreements	(8,481)	11,524	191,612
Net decrease in other borrowed funds	(425,194)	(189)	(190,184)
Purchase of treasury stock	(52,048)	(716)	(48,878)
Proceeds from stock transactions	1,537	2,414	542
Payments of cash dividends	(75,375)	(72,838)	(69,928)
Net cash (used in) provided by financing activities	(517,431)	1,836,212	1,778,990
(Decrease) increase in cash and cash equivalents	(1,121,518)	1,212,004	1,740,418
Cash and cash equivalents at beginning of period	3,209,242	1,997,238	256,820
Cash and cash equivalents at end of period	2,087,724	3,209,242	1,997,238
Supplemental cash flow information:
Interest paid	36,355	29,007	41,975
Income taxes paid	22,118	47,394	34,826
Non-cash investing and financing activities:
Purchases of available-for-sale securities not yet settled	80,000
Net transfers from loans to other real estate owned	835	$ 16,388	4,526
Net transfers from bank premises and equipment to other assets	$ 2,476		$ 4,260